Leases - Schedule of Leases Certain Assets Under Lease Agreements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cost
Cost Balance Beginning	$ 1,894,714
Cost Balance Ending	2,390,585
Additions	351,718
Deletions	(111,426)
Effects of currency translation	255,579
Accumulated amortization
Accumulated amortization Balance Beginning	883,183
Accumulated amortization Balance Ending	1,071,097
Amortization	152,066
Deletions	(75,390)
Effects of currency translation	111,238
Net book value
Net book value	1,319,488	$ 1,011,531
Office Equipment [Member]
Cost
Cost Balance Beginning	26,794
Cost Balance Ending	59,862
Additions	55,788
Deletions	(28,110)
Effects of currency translation	5,390
Accumulated amortization
Accumulated amortization Balance Beginning	26,752
Accumulated amortization Balance Ending	3,563
Amortization	3,430
Deletions	(28,066)
Effects of currency translation	1,447
Net book value
Net book value	56,299	42
Laboratory Equipment [Member]
Cost
Cost Balance Beginning	116,655
Cost Balance Ending	379,320
Additions	270,419
Deletions	(39,297)
Effects of currency translation	31,543
Accumulated amortization
Accumulated amortization Balance Beginning	56,295
Accumulated amortization Balance Ending	66,786
Amortization	6,700
Deletions	(3,305)
Effects of currency translation	7,096
Net book value
Net book value	312,534	60,360
Vehicle [Member]
Cost
Cost Balance Beginning	147,164
Cost Balance Ending	118,431
Additions
Deletions	(44,019)
Effects of currency translation	15,286
Accumulated amortization
Accumulated amortization Balance Beginning	108,915
Accumulated amortization Balance Ending	91,455
Amortization	19,481
Deletions	(44,019)
Effects of currency translation	7,078
Net book value
Net book value	26,976	38,249
Office [Member]
Cost
Cost Balance Beginning	1,604,101
Cost Balance Ending	1,832,972
Additions	25,511
Deletions
Effects of currency translation	203,360
Accumulated amortization
Accumulated amortization Balance Beginning	691,221
Accumulated amortization Balance Ending	909,293
Amortization	122,455
Deletions
Effects of currency translation	95,617
Net book value
Net book value	$ 923,679	$ 912,880